Notes payable - Narrative - Bloom Notes (Details) $ in Thousands			12 Months Ended
	Dec. 29, 2023 USD ($) equity_instrument	Jan. 18, 2022 note	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Notes payable
Outstanding balance			$ 554,723
Gain on extinguishment of debt			1,685	$ 257
Bloom Notes
Notes payable
Number of notes | note		3
Outstanding balance			0
Gain on extinguishment of debt			1,800
Bloom Notes – 2024
Notes payable
Outstanding balance	$ 47,500		$ 0	$ 16,500
Bloom Notes - 2024, installment amount
Notes payable
Outstanding balance	31,000
Bloom Notes - 2024, conversion amount
Notes payable
Outstanding balance	$ 16,500
Debt conversion shares (in shares) | equity_instrument	4,282,596